Fair Value - Disclosures of Changes in Level 3 Assets (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	[1]	€ 380,711
Ending balance		301,581	€ 380,711	[1]
Beginning balance	[1]	369,777
Ending balance		292,026	369,777	[1]
Level III [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		12	8
Total gains /losses in income statement		(6)	(54)
Purchases			(559)
Sales			721
Net exchange difference			3
Transfers from levels I and II			1
Transfers to disposal groups			(106)
Ending balance		6	12
Level III [member] | Recurring fair value measurement [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		5,392	32,732
Disposal of a business			(24)
Total gains /losses in income statement		(141)	(4,218)
Total gains /losses in OCI		13	(95)
Purchases		1,044	2,346
Sales		(546)	(2,042)
Settlements		(19)	(34)
Reclassification			2
Transfers from levels I and II		265	41
Transfers to levels I and II		(3)	(347)
Transfers to disposal groups			(23,203)
Ending balance		5,849	5,392
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held		(120)	(7)
Net exchange difference		(157)	232
Level III [member] | Recurring fair value measurement [member] | Investment contracts without DPF where the policyholder bears the risk [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance			(33)
Total gains /losses in income statement			(23)
Purchases			(559)
Sales			721
Transfers from levels I and II			1
Transfers to disposal groups			(105)
Level III [member] | Recurring fair value measurement [member] | Derivatives [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		12	41
Total gains /losses in income statement		(6)	(31)
Net exchange difference			3
Transfers to disposal groups			(1)
Ending balance		6	12
Level III [member] | Recurring fair value measurement [member] | Real estate held for own use [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		73	185
Disposal of a business			(23)
Total gains /losses in income statement		(3)	(3)
Total gains /losses in OCI		(2)
Purchases		(1)	(1)
Sales			(8)
Reclassification			(5)
Transfers to disposal groups			(76)
Ending balance		64	73
Net exchange difference		(2)	4
Level III [member] | Recurring fair value measurement [member] | Fair value through other comprehensive income [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		191	398
Total gains /losses in income statement		(1)	(1)
Total gains /losses in OCI		15	(95)
Purchases		263	98
Sales		(124)	(47)
Settlements		(15)	(16)
Transfers from levels I and II		214	37
Transfers to levels I and II		(1)	(207)
Ending balance		530	191
Net exchange difference		(12)	23
Level III [member] | Recurring fair value measurement [member] | Fair value through other comprehensive income [member] | Shares [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		4	4
Ending balance		4	4
Level III [member] | Recurring fair value measurement [member] | Fair value through other comprehensive income [member] | Debt securities [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		181	365
Total gains /losses in income statement		(1)	(1)
Total gains /losses in OCI		11	(73)
Purchases		263	98
Sales		(124)	(47)
Settlements		(15)	(16)
Transfers from levels I and II		214	37
Transfers to levels I and II		(1)	(207)
Ending balance		516	181
Net exchange difference		(12)	23
Level III [member] | Recurring fair value measurement [member] | Fair value through other comprehensive income [member] | Money markets and other short-term investments [Member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		5	28
Total gains /losses in OCI		4	(23)
Ending balance		9	5
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		5,128	32,149
Total gains /losses in income statement		(136)	(4,214)
Purchases		782	2,249
Sales		(422)	(1,986)
Settlements		(4)	(19)
Reclassification			7
Transfers from levels I and II		51	4
Transfers to levels I and II		(2)	(140)
Transfers to disposal groups			(23,128)
Ending balance		5,255	5,128
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held		(120)	(6)
Net exchange difference		(142)	205
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		127	1,530
Total gains /losses in income statement		2	137
Purchases		12	191
Sales		(47)	(365)
Transfers from levels I and II		5
Transfers to disposal groups			(1,378)
Ending balance		94	127
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held		3	(41)
Net exchange difference		(4)	12
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		35	242
Total gains /losses in income statement		17	(11)
Purchases		38	45
Sales		(43)	(3)
Settlements		(4)	(5)
Transfers from levels I and II		46	2
Transfers to levels I and II			(140)
Transfers to disposal groups			(98)
Ending balance		86	35
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held		(8)	(12)
Net exchange difference		(2)	3
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Money markets and other short-term investments [Member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		1
Total gains /losses in income statement			1
Transfers to levels I and II		(1)
Ending balance			1
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held			1
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		4,050	3,548
Total gains /losses in income statement		(65)	247
Purchases		652	627
Sales		(254)	(587)
Settlements			(14)
Ending balance		4,237	4,050
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held		(70)	159
Net exchange difference		(144)	229
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Loans [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance			22,727
Total gains /losses in income statement			(4,529)
Purchases			1,802
Sales			(1,825)
Transfers to disposal groups			(18,175)
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Derivative [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		11	1
Total gains /losses in income statement		(3)	10
Sales		(1)
Ending balance		8	11
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held		(3)	10
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		59	2,643
Total gains /losses in income statement		2	(51)
Purchases		2	42
Sales		(6)	(40)
Reclassification			7
Transfers to disposal groups			(2,545)
Ending balance		55	59
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held		0	1
Net exchange difference		(1)	3
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate for policyholders [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		443	563
Total gains /losses in income statement		(52)	(61)
Purchases		42	10
Sales		(12)	(42)
Ending balance		433	443
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held		(42)	(69)
Net exchange difference		11	(27)
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments where the policyholder bears the risk [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		402	895
Total gains /losses in income statement		(37)	43
Purchases		37	(468)
Sales		(59)	876
Transfers from levels I and II			2
Transfers to disposal groups			(932)
Ending balance		342	402
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held			(55)
Net exchange difference		€ (1)	€ (14)

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.